Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current:
Hong Kong
Deferred:
Hong Kong
Total provision for income taxes